Related Parties Balance and Transactions - Schedule of Accounts Receivable and Payable Related Party (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Schedule of Accounts Receivable and Payable Related Party [Line Items]
Accounts receivable	¥ 831,436	$ 118,894	¥ 424,259
Guangzhou Aopolikang Biotechnology Co., Ltd [Member]
Schedule of Accounts Receivable and Payable Related Party [Line Items]
Accounts payable	¥ 7,296	$ 1,043	¥ 25,891